Other Current Assets - Summary of Other Current Assets (Detail) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Current Assets [Abstract]
Other assets amount recoverable held in escrow	$ 0	$ 117
Advances to airlines	20,949	20,487
Refund Due To Customers	$ 10,902	$ 245